Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Servicing [Abstract]
The unpaid principal balances of mortgage and other loans serviced for others	$ 140,676,000	$ 143,051,000
Annual constant prepayment speed (CPR)	17.86%	17.52%
Weighted average life (in months)	246 months	246 months
Discount rate	8.11%	8.13%
Fair value of mortgage servicing rights	1,046,000	1,089,000
Balance - beginning of period	993,000	960,000
Originated mortgage servicing rights capitalized	426,000	362,000
Amortization of mortgage servicing rights	(384,000)	(329,000)
Balance - end of period	1,035,000	993,000
Valuation allowances:
Balance - beginning of period
Additions	(19,000)
Reductions
Write-downs
Balance - end of period (net of allowances)	$ 1,016,000	$ 993,000